Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Sep. 07, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 516,629		$ 516,629		$ 516,629	$ 516,629	$ 0
Goodwill, Impairment Loss						0
Amortization expense related to intangible asset	$ 12,500	$ 14,900	$ 25,300	$ 32,400	$ 20,100	$ 58,700